Other operating income (expenses), net (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income (expenses), net
Gain on revaluation of assets in Guajira association	[1]	$ 1,284,372	$ 0	$ 0
Gain (loss) on acquisition of participations and interests	[1]	86,026	1,048,924	(12,065)
Loss on sale of assets		(263,647)	(148,021)	(93,601)
Expense for legal provisions		(139,978)	(98,020)	(68,398)
Impairment loss of short-term assets		(34,416)	(90,441)	(105,692)
Gain on loss of control	[2]	65,695	0	0
Other income		120,114	344,354	244,301
Other operating income (expense)		$ 1,118,166	$ 1,056,796	$ (35,455)

[1]	Results in the acquisition of La Guajira: Ecopetrol COP$1,284,372 and Hocol COP$86,026. For Ecopetrol it corresponds to the revaluation of the assets that it already had in the Guajira association and for Hocol it corresponds to the Bargain obtained from the acquisition of the 43% stake. (Note 12 - Business combinations).
[2]	Recognition of the disposal of net assets due to the loss of control due to the opening of the judicial liquidation process of Bioenergy S.A.S. and Bioenergy Zona Franca S.A.S. COP$65,570 (Note 2.2). Liquidation process of ECP Oil and Gas Germany GmbH COP$125.